IMPAIRMENT OF LONG-LIVED ASSETS - CGUs that do not present a provision for impairment (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	5.86%
UHE Balbina
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 310,580
Recoverable value (VR)	R$ 782,300
VR/VC -1	151.90%
UTE Aparecida Complexo
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 118,325
Recoverable value (VR)	R$ 339,282
VR/VC -1	186.70%
UTE Maua 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 1,380,606
Recoverable value (VR)	R$ 5,201,818
VR/VC -1	276.80%
Generation Boa Esperana
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.36%
Book Value (VC)	R$ 48,326
Recoverable value (VR)	R$ 392,751
VR/VC -1	712.70%
Generation - Complexo PA + Moxot
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.36%
Book Value (VC)	R$ 148,582
Recoverable value (VR)	R$ 5,909,885
VR/VC -1	3877.50%
Generation - Curemas
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 4,063
Recoverable value (VR)	R$ 5,710
VR/VC -1	40.50%
Generation - Funil
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.36%
Book Value (VC)	R$ 2,293
Recoverable value (VR)	R$ 71,310
VR/VC -1	3009.90%
Generation - Pedra
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.36%
Book Value (VC)	R$ 7,302
Recoverable value (VR)	R$ 27,563
VR/VC -1	277.50%
Generation - Sobradinho
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.36%
Book Value (VC)	R$ 257,575
Recoverable value (VR)	R$ 3,320,327
VR/VC -1	1189.10%
Generation - Xing
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.36%
Book Value (VC)	R$ 31,717
Recoverable value (VR)	R$ 3,363,150
VR/VC -1	10503.70%
UHE Itaparica
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.36%
Book Value (VC)	R$ 72,555
Recoverable value (VR)	R$ 1,776,678
VR/VC -1	2348.70%
UHE Curu-Una
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 45,267
Recoverable value (VR)	R$ 95,069
VR/VC -1	110.00%
UHE Tucuru
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 5,024,906
Recoverable value (VR)	R$ 16,477,856
VR/VC -1	227.90%
EOL CERRO CHATO I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 94,790
Recoverable value (VR)	R$ 135,197
VR/VC -1	42.60%
EOL CERRO CHATO II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 94,790
Recoverable value (VR)	R$ 141,721
VR/VC -1	49.50%
EOL CERRO CHATO III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 94,790
Recoverable value (VR)	R$ 140,132
VR/VC -1	47.80%
UHE Gov. Jayme C. Jnior
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 685,938
Recoverable value (VR)	R$ 1,074,451
VR/VC -1	56.60%
UHE S. Domingos
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 372,590
Recoverable value (VR)	R$ 447,883
VR/VC -1	20.20%
UHE Passo Sao Joao
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 456,066
Recoverable value (VR)	R$ 487,501
VR/VC -1	6.90%
EOL Coxilha Seca
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 138,566
Recoverable value (VR)	R$ 160,938
VR/VC -1	16.10%
EOL Capo do Ingls
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 47,238
Recoverable value (VR)	R$ 55,074
VR/VC -1	16.60%
UHE de Itumbiara
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 584,354
Recoverable value (VR)	R$ 2,253,003
VR/VC -1	285.60%
UHE de Mascar Morae
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 385,910
Recoverable value (VR)	R$ 2,996,108
VR/VC -1	676.40%
UHE de Serra da Mesa
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 1,288,263
Recoverable value (VR)	R$ 3,724,930
VR/VC -1	189.10%
UHE de Manso
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 498,649
Recoverable value (VR)	R$ 1,247,872
VR/VC -1	150.30%
UHE Simplicio
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate used in current estimate of value in use	4.40%
Book Value (VC)	R$ 2,452,111
Recoverable value (VR)	R$ 2,813,257
VR/VC -1	14.70%
Scenario (5%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
Sensitivity, increase in discount rate	5.00%
Scenario (5%) Discount rate | UHE Balbina
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	150.30%
Scenario (5%) Discount rate | UTE Aparecida Complexo
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	183.70%
Scenario (5%) Discount rate | UTE Maua 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	272.70%
Scenario (5%) Discount rate | Generation Boa Esperana
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	693.60%
Scenario (5%) Discount rate | Generation - Complexo PA + Moxot
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	3791.30%
Scenario (5%) Discount rate | Generation - Curemas
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	39.40%
Scenario (5%) Discount rate | Generation - Funil
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2906.90%
Scenario (5%) Discount rate | Generation - Pedra
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	264.90%
Scenario (5%) Discount rate | Generation - Sobradinho
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	1166.90%
Scenario (5%) Discount rate | Generation - Xing
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	10285.90%
Scenario (5%) Discount rate | UHE Itaparica
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2296.00%
Scenario (5%) Discount rate | UHE Curu-Una
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	103.20%
Scenario (5%) Discount rate | UHE Tucuru
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	225.60%
Scenario (5%) Discount rate | EOL CERRO CHATO I
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	39.90%
Scenario (5%) Discount rate | EOL CERRO CHATO II
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	46.70%
Scenario (5%) Discount rate | EOL CERRO CHATO III
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	45.00%
Scenario (5%) Discount rate | UHE Gov. Jayme C. Jnior
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	53.70%
Scenario (5%) Discount rate | UHE S. Domingos
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	18.30%
Scenario (5%) Discount rate | UHE Passo Sao Joao
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	5.00%
Scenario (5%) Discount rate | EOL Coxilha Seca
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	13.80%
Scenario (5%) Discount rate | EOL Capo do Ingls
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	14.10%
Scenario (5%) Discount rate | UHE de Itumbiara
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	285.00%
Scenario (5%) Discount rate | UHE de Mascar Morae
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	669.70%
Scenario (5%) Discount rate | UHE de Serra da Mesa
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	180.60%
Scenario (5%) Discount rate | UHE de Manso
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	144.90%
Scenario (5%) Discount rate | UHE Simplicio
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	12.50%
Scenario (10%) Discount rate
RECOVERABLE VALUE OF LONG-TERM ASSETS
Sensitivity, increase in discount rate	10.00%
Scenario (10%) Discount rate | UHE Balbina
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	148.70%
Scenario (10%) Discount rate | UTE Aparecida Complexo
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	180.70%
Scenario (10%) Discount rate | UTE Maua 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	268.60%
Scenario (10%) Discount rate | Generation Boa Esperana
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	675.00%
Scenario (10%) Discount rate | Generation - Complexo PA + Moxot
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	3707.70%
Scenario (10%) Discount rate | Generation - Curemas
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	38.30%
Scenario (10%) Discount rate | Generation - Funil
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2807.20%
Scenario (10%) Discount rate | Generation - Pedra
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	252.60%
Scenario (10%) Discount rate | Generation - Sobradinho
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	1145.30%
Scenario (10%) Discount rate | Generation - Xing
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	9974.80%
Scenario (10%) Discount rate | UHE Itaparica
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	2244.90%
Scenario (10%) Discount rate | UHE Curu-Una
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	96.60%
Scenario (10%) Discount rate | UHE Tucuru
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	220.70%
Scenario (10%) Discount rate | EOL CERRO CHATO I
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	37.40%
Scenario (10%) Discount rate | EOL CERRO CHATO II
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	44.00%
Scenario (10%) Discount rate | EOL CERRO CHATO III
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	42.30%
Scenario (10%) Discount rate | UHE Gov. Jayme C. Jnior
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	50.80%
Scenario (10%) Discount rate | UHE S. Domingos
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	16.40%
Scenario (10%) Discount rate | UHE Passo Sao Joao
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	3.20%
Scenario (10%) Discount rate | EOL Coxilha Seca
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	11.50%
Scenario (10%) Discount rate | EOL Capo do Ingls
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	11.80%
Scenario (10%) Discount rate | UHE de Itumbiara
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	284.50%
Scenario (10%) Discount rate | UHE de Mascar Morae
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	663.10%
Scenario (10%) Discount rate | UHE de Serra da Mesa
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	172.30%
Scenario (10%) Discount rate | UHE de Manso
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	139.70%
Scenario (10%) Discount rate | UHE Simplicio
RECOVERABLE VALUE OF LONG-TERM ASSETS
VR/VC -1	10.30%